Leases (Summary of Total Lease Cost) (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Finance lease cost:
Finance lease cost, Amortization	$ 4	$ 7
Finance lease cost, Interest	1	2
Operating lease cost	19	44
Short-term lease cost	7	13
Variable lease cost	1	3
Total lease cost	32	69
Virginia Electric and Power Company
Finance lease cost:
Operating lease cost	11	21
Short-term lease cost	2	4
Variable lease cost		1
Total lease cost	13	26
Dominion Energy Gas Holdings, LLC
Finance lease cost:
Operating lease cost	1	3
Short-term lease cost	2	3
Total lease cost	$ 3	$ 6